--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    RYDEX SERIES TRUST
                                                    SEMI-ANNUAL REPORT
                                                    December 31, 1996

                                           6116 Executive Boulevard, Suite 400
                                                   Rockville, MD 20852
    [LOGO OF RYDEX APPEARS HERE]
                                              (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Shareholders:

  Volatility was the theme for 1996 as the U.S. financial markets charted their way into record territory. The end result saw the Dow Jones Industrial Average and most of the other stock market indexes close near their all time highs. However, the move was not always for the faint of heart. Economic data stalled and fueled the rally throughout the year as investors, who endured the market fluctuations, were rewarded with the upward trend.

  The first economic news to rile the markets came on March 8, when the Labor Department announced that 705,000 new jobs were created in February. This was the largest monthly increase in newly created jobs in 13 years. This news developed fears that the economy was picking up too much momentum and that inflation was impending. As a result, the bulls went scrambling to the sidelines and the Dow Jones Industrial Average declined by 171.24 points, a drop of 3.04%, the largest for any trading day since 1991. The S&P 500 and the NASDAQ 100 followed suit dropping 3.08% and 2.93%, respectively. By May, all three indexes rallied back to their all time highs.

  During the second quarter, economic data was once again dominated by strong Labor Department statistics causing more fears that the economy was gaining momentum. This ignited another stock market sell off and by July the indexes were trading significantly below the highs they had reached in May. The 30-year Treasury Bond was in a trading range of 7.0% to 7.2% for the first time since April of 1995.

  In the third and fourth quarter, euphoria returned to the market and the bulls came charging back. Economic data revealed moderate growth, low inflation and a strong dollar with a recession nowhere in sight. The Government reported that the federal budget deficit for the fiscal year ending September 1996 was the lowest since 1981, and the U.S. jobless rate was half that of industrialized Europe.

  The financial markets felt confident and secure until December 5, when Alan Greenspan sent the stock market into a tailspin by stating that the Federal Reserve would act if "irrational exuberance" overcame investors in the U.S. markets. Stock and bond investors worldwide interpreted his comments to mean that the U.S. Central Bank was about to raise rates to ward off over speculation. Bond yields rose, and the Dow fell 150 points the following day before staging another brief rally.

  This type of market activity provides great opportunities for investors in the Rydex Funds. The flexibility of the Rydex Funds offers our shareholders a way to allocate assets in a practical and dynamic manner.

  The Rydex Funds performed as they are designed in 1996. The most outstanding performer was the OTC Fund which tracks the NASDAQ 100. Its total return for 1996 was 43.46% versus the index that had a total return of 42.54% . Another highlight for 1996 was the Nova Fund which attempts to provide 150% exposure to the S&P 500. The total return of Nova for the year was 27.29% versus the index return of 20.26%. The Precious Metals Fund posted a total return of -2.62% versus the XAU index return of -3.05%. The US Government Bond Fund, following a weak 30-year Treasury Bond, ended the year with a total return of -7.09%. The Ursa Fund which is designed to move inversely with the S&P 500 had a negative total return of -12.17%. The Rydex Juno fund is designed to move inversely with the current 30-year Treasury Bond and it returned 8.00% for the year.

  The Rydex Funds are committed to providing flexible investment vehicles and professional management to our shareholders. Your commitment to our fund family is exhibited by our enormous asset growth. We will continue to explore new opportunities and develop unique portfolios to assist you in managing your assets and we look forward to another successful year in 1997.

Sincerely,

/s/ Albert P. Viragh

Albert P. (Skip) Viragh
Chairman of the Board

                              RYDEX SERIES TRUST

                                     NOVA

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                          Market
                                                                           Value
                                                          Contracts     (Note 1)
                                                       ------------ ------------
OPTIONS PURCHASED 38.7%
Call Options on:
 S&P 500 Futures Contracts Expiring February 1997 at
  690                                                           400 $ 11,950,000
 S&P 500 Futures Contracts Expiring March 1997 at 550           624   60,684,000
 S&P 500 Futures Contracts Expiring March 1997 at 720           400    7,530,000
 S&P 500 Index Expiring January 1997 at 300                   2,000   88,152,000
 S&P 500 Index Expiring July 1997 at 300                        545   24,124,970
                                                                    ------------
  Total Call Options (Cost $168,982,033)                             192,440,970
                                                                    ------------
Put Options on:
 S&P 500 Futures Contracts Expiring February 1997 at
  705                                                                  1,700,000
 S&P 500 Futures Contracts Expiring March 1997 at 735                  3,650,000
                                                                    ------------
  Total Put Options (Cost $9,701,000)                                  5,350,000
                                                                    ------------
   Total Options Purchased (Cost $178,683,033)                       197,790,970
                                                                    ------------
                                                        Face Amount
                                                       ------------
U.S. TREASURY OBLIGATIONS 48.7%
U.S. Treasury Bill 5.02% due 1/16/97                   $100,000,000   99,804,972
U.S. Treasury Bill 4.96% due 1/23/97                     50,000,000   49,855,333
U.S. Treasury Bill 4.97% due 1/23/97                     50,000,000   49,855,042
U.S. Treasury Bill 5.00% due 1/30/97                     50,000,000   49,805,556
                                                                    ------------
  Total U.S. Treasury Obligations (Cost $249,320,903)                249,320,903
                                                                    ------------
                                                        Face Amount
                                                       ------------
REPURCHASE AGREEMENT 12.6%
Repurchase Agreement collaterialized by U.S. Treasury
 Obligations--
 6.82% due 1/02/97 (Note 3)                              64,400,000   64,400,000
                                                                    ------------
  Total Investments 100% (Cost $492,403,936)                        $511,511,873
                                                                    ============

-------------------------------------------------------------------------------


See Notes to Financial Statements

                              RYDEX SERIES TRUST

                                     NOVA

SCHEDULE OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                     Unrealized
                                                                    Gain (Loss)
                                                         Contracts     (Note 1)
                                                         --------- ------------
FUTURES CONTRACTS PURCHASED
 S&P 500 Futures Contracts Expiring March 1997               388   $    849,294
 S&P 500 Futures Contracts Expiring June 1997                322     (2,000,605)
                                                                   ------------
  Total S&P 500 Futures Contracts                                  $ (1,151,311)
                                                                   ============
   (Underlying Face Amount at Market Value $265,368,150)
                                                                   Market Value
                                                                       (Note 1)
                                                                   ------------
WRITTEN OPTIONS CONTRACTS
Call Options on:
 S&P 500 Futures Contracts Expiring February 1997 at 705     400   $  9,480,000
 S&P 500 Futures Contracts Expiring March 1997 at 735        400      5,510,000
 S&P 500 Index Expiring January 1997 at 310                2,000     86,154,000
                                                                   ------------
  Total Call Options (Proceeds $83,826,299)                         101,144,000
                                                                   ------------
Put Options on:
 S&P 500 Futures Contracts Expiring February 1997 at 690     400      1,220,000
 S&P 500 Futures Contracts Expiring March 1997 at 720        400      2,720,000
                                                                   ------------
  Total Put Options (Proceeds $6,759,000)                             3,940,000
                                                                   ------------
  Total Options Written (Proceeds $90,585,299)                     $105,084,000
                                                                   ============


See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                                     URSA

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                         Market
                                                                          Value
                                                       Contracts       (Note 1)
                                                    ------------ --------------
OPTIONS PURCHASED 82.2%
Call Options on:
 S&P 500 Futures Contracts Expiring January 1997 at
  320                                                        400 $   84,540,000
 S&P 500 Futures Contracts Expiring February 1997
  at 700                                                     800     20,580,000
 S&P 500 Futures Contracts Expiring February 1997
  at 710                                                     400      8,330,000
 S&P 500 Futures Contracts Expiring February 1997
  at 715                                                     400      8,110,000
 S&P 500 Index Expiring January 1997 at 300                 6000    264,508,000
 S&P 500 Index Expiring March 1997 at 300                   6000    264,726,000
 S&P 500 Index Expiring April 1997 at 300                   8000    353,112,000
                                                                 --------------
  Total Call Options (Cost $966,635,000)                          1,003,906,000
                                                                 --------------
Put Options on:
 S&P 500 Futures Contracts Expiring February 1997
  at 720                                                     800      4,680,000
 S&P 500 Futures Contracts Expiring February 1997
  at 725                                                     400      2,160,000
 S&P 500 Futures Contracts Expiring February 1997
  at 730                                                     400      3,140,000
 S&P 500 Futures Contracts Expiring March 1997 at
  815                                                        115      4,160,125
 S&P 500 Futures Contracts Expiring March 1997 at
  830                                                         15        646,875
                                                                 --------------
  Total Put Options (Cost $23,371,558)                               14,787,000
                                                                 --------------
   Total Options Purchased (Cost $990,006,558)                    1,018,693,000
                                                                 --------------
                                                     Face Amount
                                                    ------------
U.S. TREASURY OBLIGATIONS 16.6%
U.S. Treasury Bill 4.99% due 1/09/97                $101,000,000    100,902,002
U.S. Treasury Bill 4.97% due 1/09/97                   1,000,000        999,034
U.S. Treasury Bill 4.98% due 1/23/97                   2,000,000      1,994,196
U.S. Treasury Bill 5.00% due 1/30/97                  50,000,000     49,805,555
U.S. Treasury Bill 4.81% due 2/20/97                  50,000,000     49,672,653
U.S. Treasury Bill 5.01% due 2/20/97                   3,000,000      2,979,542
                                                                 --------------
   Total U.S. Treasury Obligations (Cost
    $206,352,982)                                                $  206,352,982
                                                                 --------------

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                                     URSA

SCHEDULE OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                   Face Amount
                                                   -----------
REPURCHASE AGREEMENT 1.2%
Repurchase Agreement collateralized by U.S.
 Treasury Obligations--6.82% due 1/02/97 (Note 3)  $15,000,000 $   15,000,000
                                                               --------------
  Total Investments 100% (Cost $1,211,359,540)                 $1,240,045,982
                                                               ==============


-------------------------------------------------------------------------------

                                                               Unrealized Gain
                                                     Contracts        (Note 1)
                                                     --------- ---------------
FUTURES CONTRACTS SOLD
S&P 500 Futures Contract Expiring March 1997
 (Underlying Face Amount at Market Value
 $248,663,000)                                           668    $    476,349
                                                                ============
                                                                        Market
                                                                         Value
                                                     Contracts        (Note 1)
                                                     --------- ---------------
WRITTEN OPTIONS CONTRACTS
Call Options on:
 S&P 500 Futures Contracts Expiring January 1997 at
  330                                                      400  $ 82,550,000
 S&P 500 Futures Contracts Expiring February 1997 at
  720                                                      800    14,340,000
 S&P 500 Futures Contracts Expiring February 1997 at
  725                                                      400     6,020,000
 S&P 500 Futures Contracts Expiring February 1997 at
  730                                                      400     5,990,000
 S&P 500 Index Expiring January 1997 at 310              6,000   258,522,000
 S&P 500 Index Expiring March 1997 at 310                6,000   258,810,000
 S&P 500 Index Expiring April 1997 at 320                8,000   337,416,000
                                                                ------------
  Total Call Options Written (Proceeds $928,159,255)             963,648,000
                                                                ------------
Put Options on:
 S&P 500 Futures Contracts Expiring February 1997 at
  700                                                      800     3,060,000
 S&P 500 Futures Contracts Expiring February 1997 at
  710                                                      400     1,520,000
 S&P 500 Futures Contracts Expiring February 1997 at
  715                                                      400     2,310,000
                                                                ------------
  Total Put Options Written (Proceeds $14,708,000)                 6,890,000
                                                                ------------
  Total Options Written (Proceeds $942,867,255)                 $970,538,000
                                                                ============


See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                         U.S. GOVERNMENT MONEY MARKET

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                      Face Amount     (Note 1)
                                                      ----------- ------------
FEDERAL AGENCY DISCOUNT NOTES 67.6%
Federal Farm Credit Administration 5.28% 1/06/97      $ 5,000,000 $  4,997,067
Federal Home Loan Bank Board 5.22% 1/02/97              6,000,000    6,000,000
Federal Home Loan Bank Board 5.22% 1/09/97              4,000,000    3,995,940
Federal Home Loan Bank Board 5.19% 1/21/97             10,000,000    9,972,608
Federal Home Loan Mortgage Corp. 5.70% 1/02/97         35,000,000   35,000,000
Federal Home Loan Mortgage Corp. 5.37% 1/06/97         10,000,000    9,994,033
Federal Home Loan Mortgage Corp. 5.28% 1/14/97          5,000,000    4,991,200
Federal National Mortgage Assoc. 5.21% 1/03/97         20,000,000   19,997,106
Federal National Mortgage Assoc. 5.21% 1/16/97         10,000,000    9,979,739
Federal National Mortgage Assoc. 5.21% 1/17/97         10,000,000    9,978,291
Federal National Mortgage Assoc. 5.20% 2/18/97         10,000,000    9,932,111
                                                                  ------------
  Total Federal Agency Discount Notes (Cost
   $124,838,095)                                                   124,838,095
                                                                  ------------
U.S. TREASURY OBLIGATIONS 16.2%
U.S. Treasury Bill 4.88% due 1/16/97 (Cost
 $29,943,067)                                          30,000,000   29,943,067
                                                                  ------------
REPURCHASE AGREEMENT 16.2%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations--
 6.82% due 1/02/97 (Note 3)                            29,900,000   29,900,000
                                                                  ------------
  Total Investments 100% (Cost $184,681,162)                      $184,681,162
                                                                  ============

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                               OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                             Market
                                              Value
                                Shares     (Note 1)
                               ------- ------------
COMMON STOCKS 85.5%
 Intel Corp.                   242,478 $ 31,749,463
 Microsoft Corp.*              351,975   29,081,934
 Cisco Systems, Inc.*          191,577   12,189,087
 Oracle Systems Corp.*         194,735    8,130,207
 MCI Communications, Inc.      159,912    5,227,124
 Amgen*                         77,705    4,225,209
 3Com Corp.*                    51,761    3,797,963
 MFS Communications*            59,157    3,224,056
 Sun Microsystems, Inc.*       113,620    2,918,614
 Worldcom, Inc.*               110,975    2,892,286
 Dell Computer Corp.*           51,630    2,742,844
 Tele-Communications, Inc.*    163,553    2,136,411
 Tellabs, Inc.*                 56,343    2,119,905
 Ascend Communications, Inc.*   33,555    2,084,604
 Parametric Technology*         36,940    1,897,792
 U.S. Robotics, Inc.*           25,963    1,869,336
 Applied Materials, Inc.*       51,184    1,839,425
 Republic Industries, Inc.*     51,834    1,616,573
 Cascade Communications, Inc.*  25,750    1,419,469
 Price/Costco, Inc.*            56,066    1,408,658
 HBO & Company                  23,552    1,398,400
 Peoplesoft, Inc.*              28,755    1,378,443
 Adaptec*                       31,930    1,277,200
 Oxford Health Plans, Inc.*     21,491    1,258,567
 BMC Software, Inc.*            29,498    1,220,480
 Gateway 2000, Inc.*            22,572    1,209,013
 ADC Telecommunications Inc.*   38,035    1,183,839
 Paychex, Inc.                  20,210    1,039,552
 Northwest Airline Corp.*       26,256    1,027,266
 Comcast Corp. Special Class    53,677      956,122
 Novell, Inc.*                  99,913      946,051
 Atmel Corp.*                   28,359      939,392
 Chiron Corp.*                  49,739      926,389
 Informix Corp.*                44,916      915,164
 Linear Technology Corp.        20,576      902,772
 Altera Corp*                   12,321      895,583
 Sigma Aldrich Corp.            14,293      892,419
 FORE Systems, Inc.*            25,086      824,702
 Stryker Corp.                  27,571      823,684
 Staples*                       45,322      818,629

* Non-Income Producing Securities
See Notes to Financial Statements

                                                     Market
                                                      Value
                                        Shares     (Note 1)
                                        ------ ------------
 Apple Computer, Inc.*                  38,831 $    810,597
 Cintas Corp.                           13,458      790,658
 NEXTEL Communications, Inc.*           59,808      781,242
 Xilinx, Inc.*                          21,014      773,578
 Nordstrom, Inc.                        21,825      773,423
 Adobe Systems                          20,665      772,354
 Qualcomm*                              19,084      760,974
 Tyson Foods, Inc.                      21,775      745,794
 PACCAR, Inc.                           10,947      744,396
 Biogen, Inc.*                          18,845      730,244
 American Power Conversion Corp.*       26,650      726,212
 Centocor, Inc.*                        19,828      708,851
 Starbucks Corporation*                 23,694      678,241
 Boston Chicken Inc.*                   17,984      645,176
 Viking Office Products*                24,175      645,170
 Compuware Corp.*                       12,713      637,239
 McAfee Associates, Inc.*               14,430      634,920
 Fort Howard, Inc.*                     22,157      613,472
 DSC Communications Corp.*              34,004      607,822
 Electronics for Imaging, Inc.*          6,859      564,153
 American Greetings, Corp.              19,778      561,201
 KLA Instruments, Inc.*                 14,446      512,833
 Biomet, Inc.                           33,628      508,624
 Adtran, Inc.*                          11,959      496,298
 Worthington Industries, Inc            26,287      476,452
 Electronics Arts, Inc.*                15,472      463,193
 Genzyme Corp.*                         21,175      460,556
 Paging Network*                        30,126      459,422
 McCormick & Co.                        18,856      444,294
 General Nutrition Companies, Inc.*     25,488      430,110
 Intuit, Inc.*                          13,654      430,101
 Cracker Barrel Old Country Store, Inc. 16,785      425,919
 Healthcare Compare Corp.*               9,731      412,351
 Idexx Laboratories Inc.*               10,952      394,272
 Glenayre Tech., Inc.*                  18,118      390,669
 Sybase, Inc.*                          20,818      347,400
 Autodesk, Inc.                         12,379      346,612
 Cirrus Logic, Inc.*                    18,441      285,836
                                               ------------
 Total Common Stocks
  (Cost $145,182,331)                          $165,395,286
                                               ------------

                              RYDEX SERIES TRUST

                               OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                        Contracts     (Note 1)
                                                      ----------- ------------
OPTIONS PURCHASED 0.2%
Call Option On:
 NASDAQ 100 Index Expiring January 1997 at 800
  (Cost $480,164)                                             107 $    341,062
                                                      Face Amount
                                                      -----------
REPURCHASE AGREEMENT 14.3%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations--
 6.82% due 1/02/97 (Note 3)                           $27,600,000   27,600,000
                                                                  ------------
  Total Investments 100% (Cost $173,262,495)                      $193,336,348
                                                                  ============

------------------------------------------------------------------------------

WRITTEN OPTIONS CONTRACTS

                                                                        Market
                                                                         Value
                                                        Contracts     (Note 1)
                                                      ----------- ------------
Put Options On:
 NASDAQ 100 Index Expiring January 1997 at 800
  (Proceeds $96,533)                                          107 $    116,362
                                                                  ============

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                             PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                       Market
                                                        Value
                                           Shares    (Note 1)
                                          ------- -----------
COMMON STOCKS 96.1%
Mining and Precious Metals Stocks
 Barrick Gold Corp.                       329,773 $ 9,480,974
 Placer Dome, Ltd.                        221,254   4,812,274
 Newmont Mining Corp.                      91,761   4,106,315
 Homestake Mining Co.                     136,928   1,951,224
 Santa Fe Pacific Gold Corp.              126,671   1,947,567
 Battle Mountain Gold Co.                 207,594   1,427,209
 TVX Gold, Inc.*                          154,182   1,194,910
 Echo Bay Mines, Ltd.                     127,126     842,210
 Trizec Hahn Corp.                         22,443     493,746
 Getchell Gold Corp*                       11,106     426,193
 ASA Limited                                8,892     308,997
 Pegasus Gold, Inc.*                       38,018     287,511
 Hecla Mining Co.                          48,544     273,060
 Agnico Eagle Mines, Ltd.                  14,496     202,944
 ChemFirst, Inc.                           11,882     274,771
 Mississippi Chemical Corp.                 3,968      95,232
 Kinross Gold Corp.*                        8,700      61,988
 Freeport McMoran, Inc., Class A            1,887      53,072
 Newmont Gold Corp.                         1,100      48,125
 Engelhard Corp.                            2,438      46,627
 Cambior, Inc.                              2,908      42,529
 Amax Gold, Inc.*                           4,324      27,565
 Anglo American Gold Investment Co., Ltd.   3,470      25,808
 Western Deep Levels, Ltd.                    800      24,000
 Alumax, Inc.*                                592      19,758
 MK Gold Co.*                               4,437       6,655
 Siskon Gold Corp., Class A*                2,959       2,312
                                                  -----------
  Total Common Stocks (Cost $27,223,724)          $28,483,576
                                                  -----------

* Non-Income Producing Securities.

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                             PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (continued)
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                        Contracts    (Note 1)
                                                      ----------- -----------
OPTIONS PURCHASED 0.2%
Call Options On:
 XAU Index Expiring January 1997 at 90
  (Cost $62,560)                                               20 $    53,000
                                                                  -----------
                                                      Face Amount
                                                      -----------
REPURCHASE AGREEMENT 3.7%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations
 6.82% due 1/02/97 (Note 3)                            $1,100,000   1,100,000
                                                                  -----------
  Total Investments 100% (Cost $28,386,284)                       $29,636,576
                                                                  ===========


See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                      Market
                                                                       Value
                                                      Face Amount    (Note1)
                                                      ----------- ----------
U.S. TREASURY OBLIGATIONS 94.0%
U.S. Treasury Bond 6.50% due 11/15/2026 (Cost
 $3,995,683)                                          $3,997,000  $3,920,807
                                                                  ----------
                                                        Contracts
                                                      -----------
OPTIONS PURCHASED 3.6%
Call Options On:
 U.S. Treasury Bond Futures Contract
  Expiring March 1997 at 100 (Cost $172,276)                  12     151,500
                                                                  ----------
                                                      Face Amount
                                                      -----------
REPURCHASE AGREEMENT 2.4%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations
 6.82% due 1/02/97 (Note 3)                              100,000     100,000
                                                                  ----------
  Total Investments 100.0% (Cost $4,267,959)                      $4,172,307
                                                                  ==========



See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                                     JUNO

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                        Contracts    (Note 1)
                                                      ----------- -----------
OPTIONS PURCHASED 0.7 %
Put Options On:
 U.S. Treasury Bond Futures Contracts Expiring March
  1997 at 132
  (Cost $104,685)                                              60 $   116,250
                                                                  -----------
                                                      Face Amount
                                                      -----------
U.S. TREASURY OBLIGATIONS 74.4 %
U.S. Treasury Bill 4.88% due 1/16/97 (Cost
 $11,977,227)                                         $12,000,000 $11,977,227
                                                                  -----------
REPURCHASE AGREEMENT 24.9%
Repurchase Agreement collateralized by U.S. Treasury
 Obligations
 6.82% due 1/02/97 (Note 3)                             4,000,000   4,000,000
                                                                  -----------
  Total Investments 100% (Cost $16,081,912)                       $16,093,477
                                                                  ===========

-----------------------------------------------------------------------------

                                                                   Unrealized
                                                        Contracts        Gain
                                                      ----------- -----------
FUTURES CONTRACTS SOLD
U.S. Treasury Bond Futures Contract Expiring March
 1997
 (Underlying Face Amount at Market Value
 $17,344,250)                                                 154 $   233,463
                                                                  ===========


See Notes to Financial Statements.

                              RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                          U.S.
                                                                    Government
                                                                         Money
                                         Nova Fund      Ursa Fund  Market Fund
                                      ------------ -------------- ------------
ASSETS
 Securities at Value (Note 1)--See
  Accompanying Schedules              $511,511,873 $1,240,045,982 $184,681,162
 Receivable for Securities Sold         16,612,944              0            0
 Receivable for Futures Contracts
  Settlement                                     0      4,184,740            0
 Premium Receivable for Written
  Options                                        0    338,267,124            0
 Investment Income Receivable               24,414          5,687       10,617
 Cash in Custodian Bank                  1,502,547      1,519,717        2,898
 Cash on Deposit with Broker                     0      4,290,000            0
 Receivable for Shares Purchased        33,952,366     38,636,743   64,967,848
 Unamortized Organization Costs (Note
  1)                                        53,093         33,035            0
 Prepaid Expenses                           15,282              0        9,697
 Other Assets                                    0         14,100       17,834
                                      ------------ -------------- ------------
  Total Assets                         563,672,519  1,626,997,128  249,690,056
                                      ------------ -------------- ------------
LIABILITIES
 Payable for Securities Purchased                0    354,008,800            0
 Payable for Futures Contracts
  Settlement                             6,672,750              0            0
 Written Options at Market Value       105,084,000    970,538,000            0
 Liability for Shares Redeemed          90,835,235      3,337,434    7,440,493
 Dividends Payable                               0              0       37,408
 Investment Advisory Fee Payable           246,182        218,598       76,875
 Transfer Agent Fee Payable                 82,061         60,722       29,950
 Other Liabilities                         192,032         89,372       27,592
                                      ------------ -------------- ------------
  Total Liabilities                    203,112,260  1,328,252,926    7,612,318
                                      ------------ -------------- ------------
NET ASSETS                            $360,560,259 $  298,744,202 $242,077,738
                                      ============ ============== ============
Shares Outstanding                      20,542,070     42,433,199  242,078,343
                                      ============ ============== ============
Net Asset Value Per Share                   $17.55          $7.04        $1.00
                                            ======          =====        =====

See Notes to Financial Statements.

                              RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                   Over-the-    Precious       U.S.
                                     Counter      Metals Government
                                        Fund        Fund  Bond Fund   Juno Fund
                                ------------ ----------- ---------- -----------
ASSETS
 Securities at Value (Note 1)--
  See Accompanying Schedules    $193,336,348 $29,636,576 $4,172,307 $16,093,477
 Receivable for Securities Sold  114,406,588     795,983    504,674           0
 Receivable for Futures
  Contracts Settlement                     0           0          0     173,608
 Investment Income Receivable         46,975       5,694     34,487       1,516
 Cash in Custodian Bank               50,820      92,299     93,086     333,678
 Cash on Deposit with Broker       2,320,678     163,748          0     232,090
 Receivable for Shares
  Purchased                        6,766,681     512,723     79,181   1,349,642
 Unamortized Organization Costs
  (Note 1)                             9,853      13,639      8,287      21,427
 Other Assets                          5,086       2,229        838         979
                                ------------ ----------- ---------- -----------
  Total Assets                   316,943,029  31,222,891  4,892,860  18,206,416
                                ------------ ----------- ---------- -----------
LIABILITIES
 Payable for Securities
  Purchased                           50,688     968,822          0           0
 Payable for Futures Contracts
  Settlement                               0           0          0     232,063
 Written Options at Market
  Value                              116,362           0          0           0
 Liability for Shares Redeemed   142,071,854   1,611,951    444,680     126,987
 Dividends Payable                         0           0    176,795           0
 Investment Advisory Fee
  Payable                            154,887      20,435      2,376      12,797
 Transfer Agent Fee Payable           41,303       5,449        951       3,555
 Organization Expense Payable
  to Advisor                               0           0          0      33,792
 Other Liabilities                    54,782      11,485      1,731           0
                                ------------ ----------- ---------- -----------
  Total Liabilities              142,489,876   2,618,142    626,533     409,194
                                ------------ ----------- ---------- -----------
NET ASSETS                      $174,453,153 $28,604,749 $4,266,327 $17,797,222
                                ============ =========== ========== ===========
Shares Outstanding                 9,469,000   3,338,317    464,289   1,935,607
                                ============ =========== ========== ===========
Net Asset Value Per Share             $18.42       $8.57      $9.19       $9.19
                                      ======       =====      =====       =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                          U.S.
                                                                    Government
                                                                         Money
                                          Nova Fund     Ursa Fund  Market Fund
                                        -----------  ------------  -----------
INVESTMENT INCOME
 Interest                               $ 5,857,180  $  7,492,980  $4,481,995
 Dividends                                        0             0           0
                                        -----------  ------------  ----------
  Total Income                            5,857,180     7,492,980   4,481,995
                                        -----------  ------------  ----------
EXPENSES
 Advisory Fees (Note 4)                   1,060,477     1,430,520     428,244
 Transfer Agent Fees (Note 4)               355,657       397,367     170,570
 Audit and Outside Services                  29,448        28,544      17,139
 Accounting Fees (Note 4)                    41,992        47,576      35,007
 Legal                                       49,188        67,571      38,857
 Organizational Expenses                     17,668         8,382       4,499
 Registration Fees                           32,547        40,475      25,724
 Custodian Fees                              39,600        38,997       5,447
 Miscellaneous                              239,733       157,955      72,648
                                        -----------  ------------  ----------
  Total Expenses                          1,866,310     2,217,387     798,135
  Custodian Fees Paid Indirectly (Note
   5)                                       (37,200)      (36,597)     (3,047)
                                        -----------  ------------  ----------
  Net Expenses                            1,829,110     2,180,790     795,088
                                        -----------  ------------  ----------
Net Investment Income                     4,028,070     5,312,190   3,686,907
                                        -----------  ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
 Investment Securities                    7,168,025    75,400,895           0
 Written Options                              8,000   (77,988,914)          0
 Futures Contracts                       14,837,907   (43,430,337)          0
                                        -----------  ------------  ----------
  Total Net Realized Gain (Loss)         22,013,932   (46,018,356)          0
Net Change in Unrealized Appreciation
 (Depreciation)
 On Investments, Options and Futures
 Contracts                                  548,561       500,353           0
                                        -----------  ------------  ----------
  Net Gain (Loss) on Investments         22,562,493   (45,518,003)          0
                                        -----------  ------------  ----------
Net Increase (Decrease) in Net Assets
 from Operations                        $26,590,563  ($40,205,813) $3,686,907
                                        ===========  ============  ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1996

--------------------------------------------------------------------------------

                                Over-the-     Precious        U.S.
                                  Counter       Metals  Government
                                     Fund         Fund   Bond Fund  Juno Fund
                              -----------  -----------  ---------- ----------
INVESTMENT INCOME
 Interest                     $   703,772  $   106,227   $367,795  $  445,992
 Dividends                         79,490      155,884          0           0
                              -----------  -----------   --------  ----------
   Total Income                   783,262      262,111    367,795     445,992
                              -----------  -----------   --------  ----------
EXPENSES
 Advisory Fees (Note 2)           406,545      134,402     27,690      78,308
 Transfer Agent Fees (Note 2)     108,412       35,840     11,076      21,856
 Audit and Outside Services        11,484        3,436      1,791       1,613
 Accounting Fees (Note 4)          19,853       16,684      7,775       8,985
 Legal                             14,661        7,910      2,910       3,604
 Organizational Expenses            2,499        3,460      2,103       3,424
 Registration Fees                 13,547        9,870     11,760      12,653
 Custodian Fees                    71,735       14,450      3,679       3,979
 Miscellaneous                     85,754       37,898      2,990       2,486
                              -----------  -----------   --------  ----------
  Total Expenses                  734,490      263,950     71,774     136,908
  Custodian Fees Paid Indi-
   rectly (Note 5)                   (860)      (1,177)    (1,279)     (1,579)
                              -----------  -----------   --------  ----------
  Net Expenses                    733,630      262,773     70,495     135,329
                              -----------  -----------   --------  ----------
Net Investment Income (Loss)       49,632         (662)   297,300     310,663
                              -----------  -----------   --------  ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
 Investment Securities          2,739,947   (8,602,733)   564,276     (41,157)
 Written Options                  299,596        5,751          0           0
 Futures Contracts                                   0          0  (1,660,131)
                              -----------  -----------   --------  ----------
  Total Net Realized Gain
   (Loss)                       3,039,543   (8,596,982)   564,276  (1,701,288)
Net Change in Unrealized
 Appreciation/(Depreciation)
 on Investments, Options and
 Futures Contracts             12,471,100    3,667,704   (292,540)    632,630
                              -----------  -----------   --------  ----------
Net Gain (Loss) on Invest-
 ments                         15,510,643   (4,929,278)   271,736  (1,068,658)
                              -----------  -----------   --------  ----------
Net Increase (Decrease) in
 Net Assets from Operations   $15,560,275  ($4,929,940)  $569,036   ($757,995)
                              ===========  ===========   ========  ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  Nova Fund                  Ursa Fund
                          -------------------------- --------------------------
                          Period Ended    Year Ended Period Ended    Year Ended
                          December 31,      June 30, December 31,      June 30,
                                  1996          1996         1996          1996
                          ------------  ------------ ------------  ------------
FROM INVESTMENT
 ACTIVITIES
 Net Investment Income    $  4,028,070  $  4,179,165 $  5,312,190  $  6,011,770
 Net Realized Gain
  (Loss) on Investments     22,013,932    22,094,745  (46,018,356)  (36,517,831)
 Net Change in
  Unrealized
  Appreciation of
  Investments                  548,561     2,685,556      500,353     3,161,168
                          ------------  ------------ ------------  ------------
 Net Increase (Decrease)
  in Net Assets from
  Operations                26,590,563    28,959,466  (40,205,813)  (27,344,893)
                          ------------  ------------ ------------  ------------
Distributions to
 Shareholders
 From Net Investment
  Income (Note 1)                    0             0     (752,816)            0
 From Realized Gain on
  Investments               (6,012,731)            0            0             0
Net Increase in Net
 Assets from Shares
 Transactions (Note 8)     115,441,311   132,666,112  147,149,563    92,269,466
                          ------------  ------------ ------------  ------------
 Net Increase in Net
  Assets                   136,019,143   161,625,578  106,190,934    64,924,573
                          ------------  ------------ ------------  ------------
NET ASSETS--Beginning of
 Period                    224,541,116    62,915,538  192,553,268   127,628,695
                          ------------  ------------ ------------  ------------
NET ASSETS--End of
 Period                   $360,560,259  $224,541,116 $298,744,202  $192,553,268
                          ============  ============ ============  ============


See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                      U.S. Government
                                                     Money Market Fund
                                                 ---------------------------
                                                 Period Ended     Year Ended
                                                 December 31,       June 30,
                                                         1996           1996
                                                 ------------  -------------
FROM INVESTMENT ACTIVITIES
 Net Investment Income                           $  3,686,907  $   7,459,832
 Net Realized Gain on Investments                           0            467
 Net Change in Unrealized Appreciation
  (Depreciation) of Investments                             0              0
                                                 ------------  -------------
 Net Increase in Net Assets Resulting from
  Operations                                        3,686,907      7,460,299
                                                 ------------  -------------
Distributions to Shareholders
 From Net Investment Income (Note 1)               (3,680,474)    (7,466,933)
 From Realized Gain on Investments                          0           (467)
Net Increase (Decrease) in Net Assets Resulting
 from Shares Transactions (Note 8)                 88,146,758   (130,266,747)
                                                 ------------  -------------
 Net Increase (Decrease) in Net Assets             88,153,191   (130,273,848)
                                                 ------------  -------------
NET ASSETS--Beginning of Period                   153,924,547    284,198,395
                                                 ------------  -------------
NET ASSETS--End of Period                        $242,077,738  $ 153,924,547
                                                 ============  =============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  Over-the-               Precious Metals
                                 Counter Fund                   Fund
                           -------------------------  -------------------------
                           Period Ended   Year Ended  Period Ended   Year Ended
                           December 31,     June 30,  December 31,     June 30,
                                   1996         1996          1996         1996
                           ------------  -----------  ------------  -----------
FROM INVESTMENT
 ACTIVITIES
 Net Investment Income
  (Loss)                   $     49,632  $   304,516  $      (662)  $    (3,434)
 Net Realized Gain (Loss)
  on Investments              3,039,543    7,408,632   (8,596,982)    2,288,270
 Net Change in Unrealized
  Appreciation
  (Depreciation) of
  Investments                12,471,100     (894,564)   3,667,704    (6,585,369)
                           ------------  -----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets from
  Operations                 15,560,275    6,818,584   (4,929,940)   (4,300,533)
Distributions to
 Shareholders
 From Net Investment
  Income (Note 1)              (522,552)           0            0             0
 From Realized Gain on
  Investments                   (57,883)  (1,826,446)           0             0
Net Increase (Decrease)
 in Net Assets
 from Shares Transactions
 (Note 8)                   110,757,399  (18,223,812)  (3,038,881)       13,022
                           ------------  -----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets             125,737,239  (13,231,674)  (7,968,821)   (4,287,511)
                           ------------  -----------  -----------   -----------
NET ASSETS--Beginning of
 Period                      48,715,914   61,947,588   36,573,570    40,861,081
                           ------------  -----------  -----------   -----------
NET ASSETS--End of Period  $174,453,153  $48,715,914  $28,604,749   $36,573,570
                           ============  ===========  ===========   ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              U.S. Government
                                 Bond Fund                  Juno Fund
                          -------------------------  -------------------------
                          Period Ended   Year Ended  Period Ended   Year Ended
                          December 31,     June 30,  December 31,     June 30,
                                  1996         1996          1996         1996
                          ------------  -----------  ------------  -----------
FROM INVESTMENT ACTIVI-
 TIES
 Net Investment Income    $    297,300  $   882,912  $   310,663   $   710,596
 Net Realized Gain
  (Loss) on Investments        564,276     (103,013)  (1,701,288)   (1,855,288)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments                 (292,540)     188,414      632,630      (397,053)
                          ------------  -----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets from
  Operations                   569,036      968,313     (757,995)   (1,541,745)
Distributions to Share-
 holders
 From Net Investment
  Income (Note 1)             (297,838)    (885,787)     (61,626)            0
 From Realized Gain on
  Investments                        0     (243,678)           0             0
Net Increase (Decrease)
 in Net Assets from
 Shares Transactions
 (Note 8)                  (14,336,016)  15,900,788     (242,770)   16,100,047
                          ------------  -----------  -----------   -----------
 Net Increase (Decrease)
  in Net Assets            (14,064,818)  15,739,636   (1,062,391)   14,558,302
                          ------------  -----------  -----------   -----------
NET ASSETS--Beginning of
 Period                     18,331,145    2,591,509   18,859,613     4,301,311
                          ------------  -----------  -----------   -----------
NET ASSETS--End of Pe-
 riod                     $  4,266,327  $18,331,145  $17,797,222   $18,859,613
                          ============  ===========  ===========   ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                Nova Fund
                         -------------------------------------------------------
                         For the Period For the Year For the Year For the Period
                                  Ended        Ended        Ended          Ended
                           December 31,     June 30,     June 30,       June 30,
                                   1996         1996         1995          1994*
                         -------------- ------------ ------------ --------------
PER SHARE OPERATING
 PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD        $  15.68      $  11.81     $  9.77       $  10.01
                            --------      --------     -------       --------
 Net Investment Income           .24           .56         .28            .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities        1.98          3.31        2.88           (.25)
                            --------      --------     -------       --------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                    2.22          3.87        3.16           (.24)
 Dividends to
  Shareholders                   .00           .00        (.29)           .00
 Distributions to
  Shareholders From Net
  Realized Capital Gain         (.35)          .00        (.83)           .00
                            --------      --------     -------       --------
 Net Increase (Decrease)
  in Net Asset Value            1.87          3.87        2.04           (.24)
                            --------      --------     -------       --------
NET ASSET VALUE--END OF
 PERIOD                     $  17.55      $  15.68     $ 11.81       $   9.77
                            ========      ========     =======       ========
TOTAL INVESTMENT
 RETURN**                     26.98%        32.77%      32.65%        (2.47)%
RATIOS TO AVERAGE NET
 ASSETS**
 Expenses                      1.34%         1.31%       1.43%          1.73%
 Net Investment Income         2.88%         3.14%       2.62%          1.05%
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                         0%            0%          0%             0%
 Net Assets, End of
  Period (000's omitted)    $360,560      $222,541     $62,916       $ 77,914

*   Commencement of Operations: July 12, 1993--Nova Fund
**  Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova, Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.


See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 Ursa Fund
                          -------------------------------------------------------
                          For the Period For the Year For the Year For the Period
                                   Ended        Ended        Ended          Ended
                            December 31,     June 30,     June 30,       June 30,
                                    1996         1996         1995          1994*
                          -------------- ------------ ------------ --------------
PER SHARE OPERATING PER-
 FORMANCE:
NET ASSET VALUE--BEGIN-
 NING OF PERIOD             $    7.55     $    8.79    $   10.54      $  10.00
                            ---------     ---------    ---------      --------
 Net Investment Income            .13           .30          .35           .01
 Net Realized and
  Unrealized
 Gains (Losses) on
  Securities                     (.62)        (1.54)       (1.78)          .53
                            ---------     ---------    ---------      --------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                     (.49)        (1.24)       (1.43)          .54
 Dividends to
  Shareholders                   (.02)          .00         (.32)          .00
 Distributions to
  Shareholders From Net
  Realized Capital Gain           .00           .00          .00           .00
                            ---------     ---------    ---------      --------
 Net Increase (Decrease)
  in Net Asset Value             (.51)        (1.24)      (1.75)           .54
                            ---------     ---------    ---------      --------
NET ASSET VALUE--END OF
 PERIOD                     $    7.04     $    7.55    $    8.79      $  10.54
                            =========     =========    =========      ========
TOTAL INVESTMENT RE-
 TURN**                      (12.95)%      (14.11)%     (14.08)%        10.89%
RATIOS TO AVERAGE NET
 ASSETS**
 Expenses                       1.42%         1.39%        1.39%         1.67%
 Net Investment Income          3.38%         3.38%        3.50%         1.43%
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                          0%            0%           0%            0%
 Net Assets, End of Pe-
  riod (000's omitted)      $ 298,744     $ 192,553    $ 127,629      $110,899

*   Commencement of Operations: January 7, 1994--Ursa Fund.
**  Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

    See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            Money Market Fund
                         -------------------------------------------------------
                         For the Period For the Year For the Year For the Period
                                  Ended        Ended        Ended          Ended
                           December 31,     June 30,     June 30,       June 30,
                                   1996         1996         1995          1994*
                         -------------- ------------ ------------ --------------
PER SHARE OPERATING
 PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00      $  1.00
                            --------      --------     --------      -------
 Net Investment Income           .02           .04          .04          .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities         .00           .00          .00          .00
                            --------      --------     --------      -------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                     .02           .04          .04          .01
 Dividends to
  Shareholders                  (.02)         (.04)        (.04)        (.01)
 Distributions to
  Shareholders From Net
  Realized Capital Gain          .00           .00          .00          .00
                            --------      --------     --------      -------
 Net Increase (Decrease)
  in Net Asset Value             .00           .00          .00          .00
                            --------      --------     --------      -------
NET ASSET VALUE--END OF
 PERIOD                     $   1.00      $   1.00     $   1.00      $  1.00
                            ========      ========     ========      =======
TOTAL INVESTMENT
 RETURN**                      4.42%         4.60%        4.43%        2.47%
RATIOS TO AVERAGE NET
 ASSETS**
 Expenses                       .90%          .99%         .89%        1.16%
 Net Investment Income         4.12%         4.18%        4.23%        2.34%
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                         0%            0%           0%           0%
 Net Assets, End of
  Period (000's omitted)    $242,078      $153,925     $284,198      $88,107

*   Commencement of Operations: December 3, 1993--U.S. Government Money Market
    Fund
**  Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.


See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          Over-the-Counter Fund
                         -------------------------------------------------------
                         For the Period For the Year For the Year For the Period
                                  Ended        Ended        Ended          Ended
                           December 31,     June 30,     June 30,       June 30,
                                   1996         1996         1995          1994*
                         -------------- ------------ ------------ --------------
PER SHARE OPERATING
 PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD        $  15.16     $   12.22    $    8.76     $   10.00
                            --------     ---------    ---------     ---------
 Net Investment Income
  (Loss)                         .01           .06          .14           .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities        3.34          3.24         4.17         (1.25)
                            --------     ---------    ---------     ---------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                    3.35          3.30         4.31         (1.24)
 Dividends to
  Shareholders                  (.08)          .00         (.12)          .00
 Distributions to
  Shareholders From Net
  Realized Capital Gain         (.01)         (.36)        (.73)          .00
                            --------     ---------    ---------     ---------
 Net Increase (Decrease)
  in Net Asset Value            3.26          2.94         3.46         (1.24)
                            --------     ---------    ---------     ---------
NET ASSET VALUE--END OF
 PERIOD                     $  18.42     $   15.16    $   12.22     $    8.76
                            ========     =========    =========     =========
TOTAL INVESTMENT
 RETURN**                     43.76%        26.44%       49.00%      (30.17)%
RATIOS TO AVERAGE NET
 ASSETS**
 Expenses                      1.38%         1.33%        1.41%         1.73%
 Net Investment Income          .10%          .44%        1.34%         1.05%
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                    849.96%     2,578.56%    2,241.00%     1,171.00%
 Net Assets, End of
  Period (000's omitted)    $174,453     $  48,716    $  61,948     $  30,695

* Commencement of Operations: February 14, 1994--Over-the-Counter Fund. ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                              RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           Precious Metals Fund
                          -------------------------------------------------------
                          For the Period For the Year For the Year For the Period
                                   Ended        Ended        Ended          Ended
                            December 31,     June 30,     June 30,       June 30,
                                    1996         1996         1995          1994*
                          -------------- ------------ ------------ --------------
PER SHARE OPERATING PER-
 FORMANCE:
NET ASSET VALUE--BEGIN-
 NING OF PERIOD             $    9.05     $     8.73   $    8.29     $    10.00
                            ---------     ----------   ---------     ----------
 Net Investment Income
  (Loss)                          .00            .00         .10            .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities         (.48)           .32         .43          (1.72)
                            ---------     ----------   ---------     ----------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                     (.48)           .32         .53          (1.71)
 Dividends to
  Shareholders                    .00            .00        (.09)           .00
 Distributions to
  Shareholders From Net
  Realized Capital Gain           .00            .00         .00            .00
                            ---------     ----------   ---------     ----------
 Net Increase (Decrease)
  in Net Asset Value             (.48)           .32         .44          (1.71)
                            ---------     ----------   ---------     ----------
NET ASSET VALUE--END OF
 PERIOD                     $    8.57     $     9.05   $    8.73     $     8.29
                            =========     ==========   =========     ==========
TOTAL INVESTMENT RE-
 TURN**                      (10.83)%          3.67%       6.21%       (29.27)%
RATIOS TO AVERAGE NET
 ASSETS**
 Expenses                       1.50%          1.33%       1.38%          2.06%
 Net Investment Income             0%         (.01)%       1.15%          1.23%
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                     568.91%      1,036.37%    1,765.00%     2,728.00%
 Average Commission Rate
  Paid****                       .88%          1.51%         --             --
 Net Assets, End of
  Period (000's omitted)    $  28,605     $   36,574   $  40,861     $    1,526

*    Commencement of Operations: December 1, 1993--Precious Metals Fund
**   Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
**** For fiscal years beginning on or after September 1, 1995, the fund is required to disclose its average commission rate per share for purchases and sales of equity securities that exceed ten percent of the value of its average net assets.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        U.S. Government Bond Fund
                         -------------------------------------------------------
                         For the Period For the Year For the Year For the Period
                                  Ended        Ended        Ended          Ended
                           December 31,     June 30,     June 30,       June 30,
                                   1996         1996         1995          1994*
                         -------------- ------------ ------------ --------------
PER SHARE OPERATING
 PERFORMANCE:
NET ASSET VALUE--
 BEGINNING OF PERIOD        $   8.97      $  9.55     $     8.24    $    10.00
                            --------      -------     ----------    ----------
 Net Investment Income
  (Loss)                         .24          .46            .39           .02
 Net Realized and
  Unrealized Gains
  (Losses) on Securities         .22         (.45)          1.17         (1.76)
                            --------      -------     ----------    ----------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                     .46          .01           1.56         (1.74)
 Dividends to
  Shareholders                  (.24)        (.46)          (.25)         (.02)
 Distributions to
  Shareholders From Net
  Realized Capital Gain          .00         (.13)           .00           .00
                            --------      -------     ----------    ----------
 Net Increase (Decrease)
  in Net Asset Value             .22         (.58)          1.31         (1.76)
                            --------      -------     ----------    ----------
NET ASSET VALUE--END OF
 PERIOD                     $   9.19      $  8.97     $     9.55    $     8.24
                            ========      =======     ==========    ==========
TOTAL INVESTMENT
 RETURN**                     11.27%      (1.48)%         18.97%      (32.63)%
RATIOS TO AVERAGE NET
 ASSETS**
 Expenses                      1.30%        1.26%          2.26%         3.05%
 Net Investment Income         5.36%        4.73%          4.64%         3.39%
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                    562.18%      780.30%      3,452.59%     1,290.00%
 Net Assets, End of
  Period (000's omitted)    $  4,266      $18,331     $    2,592    $    1,564

* Commencement of Operations: January 3, 1994--U.S. Government Bond Fund ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Juno Fund
                                    ------------------------------------------
                                    For the Period For the Year For the Period
                                             Ended        Ended          Ended
                                      December 31,     June 30,       June 30,
                                              1996         1996         1995 *
                                    -------------- ------------ --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF
 PERIOD                                $   9.47      $  9.08       $  10.00
                                       --------      -------       --------
 Net Investment Income (Loss)               .17          .34            .14
 Net Realized and Unrealized Gains
  (Losses) on Securities                   (.42)         .05          (1.06)
                                       --------      -------       --------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                               (.25)         .39           (.92)
 Dividends to Shareholders                 (.03)         .00            .00
 Distributions to Shareholders From
  Net Realized Capital Gain                 .00          .00            .00
                                       --------      -------       --------
 Net Increase (Decrease) in Net
  Asset Value                              (.28)         .39           (.92)
                                       --------      -------       --------
NET ASSET VALUE--END OF PERIOD         $   9.19      $  9.47       $   9.08
                                       ========      =======       ========
TOTAL INVESTMENT RETURN**               (4.98)%        4.30%        (9.20)%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                 1.58%        1.64%          1.50%
 Net Investment Income                    3.60%        3.63%          1.32%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                  0%           0%             0%
 Net Assets, End of Period (000's
  omitted)                             $ 17,797      $18,860       $  4,301

*   Commencement of Operations: February 3, 1995--Juno Fund
**  Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of eight separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund and the Institutional Money Market Fund. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust in the preparation of its financial statements.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Security and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily in the U.S. Government Money Market Fund, the Institutional Money Market Fund and U.S. Government Bond Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly in the U.S. Government Money Market Fund and the Institutional Money Market Fund.

D. When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the Trust in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Trust commenced its investment activities.

J. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

2. OPERATING POLICIES

The Trust, which includes eight separate funds, utilizes futures contracts, options, and options on futures contracts in order to meet the specific investment objectives of the individual funds.

The Nova Fund, which is designed to provide total returns over time that are superior to the Standard and Poor's 500 Composite Stock Price Index ("S&P 500") invests primarily in futures on the S&P 500 index and options on those futures in order to correlate its return with an amount approximately 150% of the performance of the S&P 500. The Ursa Fund primarily sells futures contracts and buys options on futures contracts in furtherance of its investment objective to inversely correlate the S&P 500. The Precious Metals Fund seeks capital appreciation. It buys primarily equity securities and purchases call options and sells put options on the XAU Index. The Bond Fund strives to provide income and capital appreciation. It purchases primarily long-term Treasury Bonds. It also purchases futures contracts on U.S. Treasury Bonds and buys call options on U.S. Treasury Bond futures as a substitute for a comparable market position in the underlying U.S. Treasury Securities. The Juno Fund seeks to inversely correlate with the price changes of the current Thirty Year Treasury Bond. To meet this objective, Juno primarily buys put options on Treasury Bond futures and sells Treasury Bond futures. The OTC Fund strives to provide investment results before fees and expenses that closely correlate the total return of the NASDAQ Composite Index. The fund invests in securities included in the NASDAQ Composite and buys call options and sells put options on stock indexes. In addition, the Nova Fund, the Ursa Fund, the OTC Fund, and the Precious Metals Fund all write options to further meet their investment objectives.

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; 3) the possible absences of a liquid secondary market for any particular instrument at any time; and 4) the possible need to defer closing out certain positions to avoid adverse tax consequences.

3. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested a repurchase aggreement collateralized by Federal agency obligations. As of December 31,1996 the repurchase agreement with Fuji Securities and Paine Webber, Inc. in the joint account and the collateral therefore was as follows:

Security Type                            Range of rates   Par Value Market Value
-------------                            -------------- ----------- ------------
United States Treasury Bond.............  6.25%         $61,697,000 $61,470,323
United States Treasury Note.............  6.00%-6.25%   $82,025,000 $83,651,616

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc. investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the net assets of the Nova Fund, the Precious Metals Fund, and the Over-the-Counter Fund; and nine-tenths of one percent (0.90%) of the net assets of the Ursa Fund and the Juno Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the net assets of the U.S. Government Money Market Fund, U.S. Government Bond Fund, Precious Metals Fund, and Over-the-Counter Fund and at annual rate of one-quarter of one percent (0.25%) of the Nova Fund, the Ursa Fund, and the Juno Fund.

The Trust paid PADCO Advisors Inc. $177,872 in accounting fees for the above seven funds for the six month period ended December 31, 1996.

5. ACCOUNTING FOR EXPENSES

The increase in "Total Expenses," and the offsetting "Fees Paid Indirectly," reflect the amount that the funds would have paid for securities custodian services in the absence of compensating balance arrangements. The values of these compensating balances for the six month period ending December 31, 1996 are as follows:

                              Money                      Precious
   Nova         Ursa         Market          OTC           Metals           Bond           Juno
-------      -------         ------         ----         --------         ------         ------
$37,200      $36,597         $3,047         $860           $1,177         $1,279         $1,579

6. SECURITIES TRANSACTIONS

During the period ended December 31, 1996 purchases and sales of investment securities were:

                           U.S.
                     Government                                  U.S.
                          Money    Over-the-     Precious  Government
           Nova Ursa     Market      Counter       Metals        Bond Juno
           Fund Fund       Fund         Fund         Fund        Fund Fund
           ---- ---- ---------- ------------ ------------ ----------- ----
Purchases   $0   $0      $0     $932,321,353 $202,548,936 $66,768,150  $0
Sales       $0   $0      $0     $828,334,480 $205,770,779 $79,429,724  $0

The transactions shown above exclude short term and temporary cash investments

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

7. NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At December 31, 1996 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was:

                                                             U.S.
                                                       Government                                  U.S.
                                                            Money    Over-the-     Precious  Government
                                 Nova          Ursa        Market      Counter       Metals        Bond         Juno
                                 Fund          Fund          Fund         Fund         Fund        Fund         Fund
                         ------------  ------------  ------------ ------------  -----------  ----------  -----------
Gross Unrealized
 Appreciation            $ 26,235,142  $ 89,992,391  $          0 $ 20,835,999  $ 2,027,568  $        0  $   245,028
Gross Unrealized
 (Depreciation)           (22,777,217)  (88,500,345)            0     (762,146)    (777,276)    (95,652)           0
                         ------------  ------------  ------------ ------------  -----------  ----------  -----------
Net Unrealized
 Appreciation/
 (Depreciation)          $  3,457,925  $  1,492,046  $          0 $ 20,073,853  $ 1,250,292  $  (95,652) $   245,028
Cost of Investments for
 Federal Income Tax
 Purposes                $492,403,936  $206,352,982  $184,681,162 $187,331,516  $36,633,842  $4,267,959  $16,081,912

8. SHARE TRANSACTIONS

Transactions in shares for the year ended December 31, 1996 were:

                                                              U.S.
                                                        Government                                   U.S.
                                                             Money    Over-the-     Precious   Government
                                Nova          Ursa          Market      Counter       Metals         Bond        Juno
                                Fund          Fund            Fund         Fund         Fund         Fund        Fund
                        ------------  ------------  --------------  -----------  -----------  -----------  ----------
Shares Purchased         132,963,470   222,855,647   1,978,922,514   92,110,606   34,349,498   10,476,172   9,197,950
Purchased through
 Dividend Reinvestment       300,618        90,217       3,590,897       27,056            0       28,825       5,497
                        ------------  ------------  --------------  -----------  -----------  -----------  ----------
Total Purchased          133,264,088   222,945,864   1,982,513,411   92,137,662   34,349,498   10,504,997   9,203,447
Shares Redeemed         (127,043,872) (206,020,497) (1,894,418,716) (85,882,038) (35,050,647) (12,083,769) (9,259,333)
                        ------------  ------------  --------------  -----------  -----------  -----------  ----------
Net Shares
 Purchased/(Redeemed)      6,220,216    16,925,367      88,094,695    6,255,624     (701,149)  (1,578,772)    (55,886)
                        ============  ============  ==============  ===========  ===========  ===========  ==========

Transactions in dollars for the year ended December 31, 1996 were:

                                                            U.S.
                                                      Government                                        U.S.
                                                           Money       Over-the-      Precious    Government
                            Nova            Ursa          Market         Counter        Metals          Bond         Juno
                            Fund            Fund            Fund            Fund          Fund          Fund         Fund
                  --------------  --------------  --------------  --------------  ------------  ------------  -----------
Shares Purchased  $2,172,211,112  $1,669,642,622  $1,978,922,514  $1,561,437,549  $307,794,649  $ 94,802,778  $86,633,609
Purchased
 through
 Dividend
 Reinvestment          5,375,055         626,105       3,642,960         507,026           --        268,662       49,308
                  --------------  --------------  --------------  --------------  ------------  ------------  -----------
Total Purchased    2,177,586,167   1,670,268,727   1,982,565,474   1,561,944,575   307,794,649    95,071,440   86,682,917
Shares Redeemed   (2,062,144,856) (1,523,119,164) (1,894,418,716) (1,451,187,176) (310,833,530) (109,407,456) (86,925,687)
                  --------------  --------------  --------------  --------------  ------------  ------------  -----------
Net Shares
 Purchased/
 (Redeemed)       $  115,441,311  $  147,149,563  $   88,146,758  $  110,757,399  $ (3,038,881) $(14,336,016) $  (242,770)
                  ==============  ==============  ==============  ==============  ============  ============  ===========

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Transactions in shares for the year ended June 30, 1996 were:

                                                              U.S.
                                                        Government                                    U.S.
                                                             Money     Over-the-     Precious   Government
                                Nova          Ursa          Market       Counter       Metals         Bond         Juno
                                Fund          Fund            Fund          Fund         Fund         Fund         Fund
                        ------------  ------------  --------------  ------------  -----------  -----------  -----------
Shares Purchased         188,794,994   276,476,043   4,139,232,212   168,346,003   87,901,045   19,714,470   25,594,613
Purchased through
 Dividend Reinvestment             0             0       7,466,821       108,337            0       97,996            0
                        ------------  ------------  --------------  ------------  -----------  -----------  -----------
Total Purchased          188,794,994   276,476,043   4,146,699,033   168,454,340   87,901,045   19,812,466   25,594,613
Shares Redeemed         (179,799,246) (265,490,770) (4,276,965,783) (170,312,258) (88,544,497) (18,040,885) (24,076,731)
                        ------------  ------------  --------------  ------------  -----------  -----------  -----------
Net Shares
 Purchased/(Redeemed)      8,995,748    10,985,273    (130,266,750)   (1,857,918)    (643,452)   1,771,581    1,517,882
                        ============  ============  ==============  ============  ===========  ===========  ===========

Transactions in dollars for the year ended June 30, 1996 were:

                                                            U.S.
                                                      Government                                        U.S.
                                                           Money       Over-the-      Precious    Government
                            Nova            Ursa          Market         Counter        Metals          Bond          Juno
                            Fund            Fund            Fund            Fund          Fund          Fund          Fund
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Shares Purchased  $2,653,475,866  $2,245,867,707  $4,139,232,212  $2,261,882,356  $836,754,933  $189,414,530  $233,349,428
Purchased
 through
 Dividend
 Reinvestment                  0               0       7,466,821       1,413,792             0       879,023             0
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Total Purchased    2,653,475,866   2,245,867,707   4,146,699,033   2,263,296,148   836,754,933   190,293,553   233,349,428
Shares Redeemed   (2,520,809,754) (2,153,598,241) (4,276,965,780) (2,281,519,960) (836,741,911) (174,392,765) (217,249,381)
                  --------------  --------------  --------------  --------------  ------------  ------------  ------------
Net Shares
 Purchased/
 (Redeemed)       $  132,666,112  $   92,269,466  $ (130,266,747) $  (18,223,812) $     13,022  $ 15,900,788  $ 16,100,047
                  ==============  ==============  ==============  ==============  ============  ============  ============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
9. OPTION CONTRACTS WRITTEN

During the year ended December 31, 1996 the Trust wrote the following contracts:

Call Options Written:

                                          Nova Fund                 Ursa Fund
                              ---------------------  ------------------------
                              Number of     Initial  Number of        Initial
                              Contracts    Premiums  Contracts       Premiums
                              --------- -----------  --------- --------------
Outstanding at Beginning of
 Period                             0   $         0     6,000  $  194,132,928
Options Written                 3,200    88,645,799    26,800   1,207,028,413
Options Terminated               (400)   (4,819,500)  (10,800)   (473,002,086)
                                -----   -----------   -------  --------------
Outstanding at End of Period    2,800   $83,826,299    22,000  $  928,159,255
                                =====   ===========   =======  ==============

Put Options Written:

                                          Nova Fund                 Ursa Fund
                              ---------------------  ------------------------
                              Number of     Initial  Number of        Initial
                              Contracts    Premiums  Contracts       Premiums
                              --------- -----------  --------- --------------
Outstanding at Beginning of
 Period                             0   $         0         0  $            0
Options Written                 1,200    10,068,500     1,600      14,708,000
Options Terminated               (400)   (3,309,500)        0               0
                                -----   -----------   -------  --------------
Outstanding at End of Period      800   $ 6,759,000     1,600  $   14,708,000
                                =====   ===========   =======  ==============
                                          Over-the-                  Precious
                                       Counter fund               Metals Fund
                              ---------------------  ------------------------
                              Number of     Initial  Number of        Initial
                              Contracts    Premiums  Contracts       Premiums
                              --------- -----------  --------- --------------
Outstanding at Beginning of
 Period                            37   $    88,577        20  $        9,189
Options Written                   986     1,006,347       100          42,136
Options Terminated               (916)    ($998,391)     (120)        (51,325)
                                -----   -----------   -------  --------------
Outstanding at End of Period      107   $    96,533         0  $            0
                                =====   ===========   =======  ==============

                               RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10. NET ASSETS

At December 30, 1996

                                                                          U.S.
                                                                    Government
                                                                         Money
                                         Nova Fund     Ursa Fund   Market Fund
                                      ------------ -------------  ------------
Paid-In-Capital                       $336,672,263 $ 414,614,771  $242,077,939
Undistributed Net Investment Income      4,029,381     5,299,570             0
Overdistribution of Net Investment
 Income                                                        0        (1,133)
Accumulated Net Realized Gain (Loss)
 on Investments                         16,357,941  (122,662,186)          932
Net Unrealized Appreciation
 (Depreciation) on Investments,
 Options and Futures Contracts           3,500,674     1,492,047             0
                                      ------------ -------------  ------------
Net Assets                            $360,560,259 $ 298,744,202  $242,077,738
                                      ============ =============  ============

                                                             U.S.
                               Over-the-     Precious  Government         Juno
                            Counter Fund  Metals Fund   Bond Fund         Fund
                            ------------  -----------  ----------  -----------
Paid-In-Capital             $160,455,631  $45,048,788  $4,377,154  $22,434,283
Undistributed Net
 Investment Income               503,132            0      16,221      310,839
Accumulated Net Investment
 Loss                                  0       (1,723)          0            0
Overdistribution of Net
 Investment Income                     0            0           0            0
Accumulated Net Realized
 Gain (Loss) on
 Investments                  (6,559,633) (17,692,608)    (31,396)  (5,192,927)
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments, Options and
 Futures Contracts            20,054,023    1,250,292     (95,652)     245,027
                            ------------  -----------  ----------  -----------
Net Assets                  $174,453,153  $28,604,749  $4,266,327  $17,797,222
                            ============  ===========  ==========  ===========

                           The First Family of Funds
                           Designed for Professional
                                Money Managers

                                   Nova Fund
                                   Juno Fund
                                   Ursa Fund
                                   OTC Fund
                             Precious Metals Fund
                           U.S. Government Bond Fund
                         U.S. Government Money Market



                              RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                        (301) 468-8520  (800) 820-0888




                         [LOGO OF RYDEX APPEARS HERE]


                              SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996



Nova Fund
Juno Fund
Ursa Fund
OTC Fund
Precious Metals Fund
U.S. Government Bond Fund
U.S. Government Money Market

                                 [RYDEX LOGO]

                        Institutional Money Market Fund


                           The First Family of Funds
                            Designed for Professional
                                 Money Managers


                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996


                               RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                         (301) 468-8520  (800) 820-0888

                              RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

                                                                 Market Value
                                                     Face Amount     (Note 1)
                                                     ----------- ------------
COMMERCIAL PAPER 30.5%
American Express Credit Corporation 5.34% due
 1/02/97                                             $1,000,000  $ 1,000,000
Ford Motor Credit Company 5.46% due 1/02/97           1,000,000    1,000,000
General Electric Credit Corporation 5.32% due
 1/10/97                                              1,000,000      998,818
General Motors Credit Corporation 5.34% due 1/13/97   1,000,000      998,368
                                                                 -----------
  Total Commercial Paper (Cost $3,997,186)                         3,997,186
                                                                 -----------
FEDERAL AGENCY DISCOUNT NOTES 68.7%
Federal Home Loan Mortgage Corporation 5.70% due
 1/02/97                                              5,000,000    5,000,000
Federal Home Loan Mortgage Corporation 5.23% due
 2/10/97                                              1,000,000      994,334
Federal National Mortgage Association 5.21% due
 1/03/97                                              2,000,000    1,999,711
Federal National Mortgage Association 5.19% due
 1/13/97                                              1,000,000      998,414
                                                                 -----------
  Total Federal Agency Discount Notes (cost
   $8,992,459)                                                     8,992,459
                                                                 -----------
REPURCHASE AGREEMENT 0.8%
Repurchase Agreement collateralized by U.S.
 Treasury Obligation
 6.82% due 1/02/97 (Cost $100,000)                      100,000      100,000
                                                                 -----------
  Total Investments (Cost $13,089,645)                           $13,089,645
                                                                 ===========

See Notes to Financial Statements.

                              RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                                                              December 31, 1996

-------------------------------------------------------------------------------

ASSETS
 Securities at Value (Note 1)--See Accompanying Schedules $ 13,089,645
 Investment Income Receivable                                      756
 Cash in Custodian Bank                                         66,469
 Receivable for Shares Purchased                            91,925,026
 Prepaid Expenses                                                1,474
 Other Assets                                                    2,942
                                                          ------------
 Total Assets                                              105,086,312
                                                          ------------
LIABILITIES
 Liability for Shares Redeemed                               5,477,940
 Dividends Payable                                              12,941
 Investment Advisory Fee Payable                                18,683
 Transfer Agent Fee Payable                                      6,794
                                                          ------------
  Total Liabilities                                          5,516,358
                                                          ------------
NET ASSETS                                                $ 99,569,954
                                                          ============
Shares Outstanding                                          99,590,253
                                                          ============
Net Asset Value Per Share                                        $1.00
                                                                 =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                              $986,892
                                                       --------
  Total Income                                          986,892
                                                       --------
EXPENSES
 Advisory Fees (Note 4)                                  94,254
 Distribution Fees                                       46,698
 Transfer Agent Fees (Note 4)                            37,157
 Audit and Outside Services                               2,552
 Accounting Fees (Note 4)                                12,332
 Legal                                                   13,749
 Registration Fees                                        5,139
 Custodian Fees                                           3,958
                                                       --------
  Total Expenses                                        215,839
  Custodian Fees Paid Indirectly (Note 5)                (1,959)
                                                       --------
  Net Expenses                                          213,880
                                                       --------
NET INVESTMENT INCOME                                   773,012
                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
 Investment Securities                                      503
                                                       --------
  Total Net Realized Gain                                   503
Net Change in Unrealized Appreciation on Investments,
 Options and Futures Contracts                                0
                                                       --------
  Net Gain on Investments                                   503
                                                       --------
Net Increase in Net Assets from Operations             $773,515
                                                       ========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1996

--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES
 Net Investment Income                                         $   773,012
 Net Realized Gain on Investments                                      503
 Net Change in Unrealized Appreciation of Investments                    0
                                                               -----------
 Net Increase in Net Assets Resulting from Operations              773,515
                                                               -----------
DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income (Note 1)                              (793,311)
 From Realized Gain on Investments                                    (503)
Net Increase in Net Assets Resulting from Shares Transactions
 (Note 6)                                                       99,590,253
                                                               -----------
 Net Increase in Net Assets                                     99,569,954
                                                               -----------
NET ASSETS--Beginning of Period                                          0
                                                               -----------
NET ASSETS--End of Period                                      $99,569,954
                                                               ===========


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                  Period Ended December 31, 1996

--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                          $  1.00
                                                              -------
 Net Investment Income                                            .02
 Net Realized and Unrealized Gains on Securities                  .00
                                                              -------
 Net Increase in Net Asset Value Resulting from Operations        .02
 Dividends to Shareholders                                       (.02)
 Distributions to Shareholders From Net Realized Capital Gain     .00
                                                              -------
 Net Increase in Net Asset Value                                  .00
                                                              -------
NET ASSET VALUE--END OF PERIOD                                $  1.00
                                                              =======
TOTAL INVESTMENT RETURN**                                       4.11%
RATIOS TO AVERAGE NET ASSETS**
 Expenses                                                       1.06%
 Net Investment Income                                          3.76%
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                        0%
 Net Assets, End of Period (000's omitted)                    $99,570

* Commencement of Operations: July 11, 1996.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                              RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of eight separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund and the Institutional Money Market Fund. The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust in the preparation of its financial statements.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Security and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily in the U.S. Government Money Market Fund, the Institutional Money Market Fund and U.S. Government Bond Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly in the U.S. Government Money Market Fund and the Institutional Money Market Fund.

D. When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently

                              RYDEX SERIES TRUST

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the Trust in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Trust commenced its investment activities.

J. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. OPERATING POLICIES

  The Trust, which includes eight separate funds, utilizes futures contracts, options, and options on futures contracts in order to meet the specific investment objectives of the individual funds.

                              RYDEX SERIES TRUST

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

The Nova Fund, which is designed to provide total returns over time that are superior to the Standard and Poor's 500 Composite Stock Price Index ("S&P 500") invests primarily in futures on the S&P 500 index and options on those futures in order to correlate its return with an amount approximately 150% of the performance of the S&P 500. The Ursa Fund primarily sells futures contracts and buys options on futures contracts in furtherance of its investment objective to inversely correlate the S&P 500. The Precious Metals Fund seeks capital appreciation. It buys primarily equity securities and purchases call options and sells put options on the XAU Index. The Bond Fund strives to provide income and capital appreciation. It purchases primarily long-term Treasury Bonds. It also purchases futures contracts on U.S. Treasury Bonds and buys call options on U.S. Treasury Bond futures as a substitute for a comparable market position in the underlying U.S. Treasury Securities. The Juno Fund seeks to inversely correlate with the price changes of the current Thirty Year Treasury Bond. To meet this objective, Juno primarily buys put options on Treasury Bond futures and sells Treasury Bond futures. The OTC Fund strives to provide investment results before fees and expenses that closely correlate the total return of the NASDAQ Composite Index. The fund invests in securities included in the NASDAQ Composite and buys call options and sells put options on stock indexes. In addition, the Nova Fund, the Ursa Fund, the OTC Fund, and the Precious Metals Fund all write options to further meet their investment objectives.

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; 3) the possible absences of a liquid secondary market for any particular instrument at any time; and 4) the possible need to defer closing out certain positions to avoid adverse tax consequences.

3. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested a repurchase agreement collateralized by Federal agency obligations. As of December 31, 1996 the repurchase agreement with Fuji Securities and Paine Webber, Inc. in the joint account and the collateral therefore was as follows:

Security Type                Range of rates   Par Value Market Value
-------------                -------------- ----------- ------------
United States Treasury Bond   6.25%         $61,697,000 $61,470,323
United States Treasury Note   6.00%-6.25%   $82,025,000 $83,651,616

4. INVESTMENT ADVISORY AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc. investment advisory fees calculated at an annual percentage rate of fifty-five one hundredths of one percent (0.55%) of the net assets of the Institutional Money Market Fund.

                              RYDEX SERIES TRUST

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the net assets of the Institutional Money Market Fund.

The Trust paid PADCO Advisors Inc. $12,332 in accounting fees for the six month period ended December 31, 1996.

5. ACCOUNTING FOR EXPENSES

The increase in "Total Expenses," and the offsetting "Fees Paid Indirectly," reflect the amount that the funds would have paid for securities custodian services in the absence of compensating balance arrangements. The value of this compensating balance was $1,959 for the six month period ending December 31, 1996.

6. SHARE TRANSACTIONS

Transactions in shares for the year ended December 31, 1996 were:

Shares Purchased                  937,186,144
Dividend Reinvestment                 782,882
                                 ------------
Total Purchased                   937,969,026
Shares Redeemed                  (838,378,773)
                                 ------------
Net Shares Purchased/(Redeemed)    99,590,253
                                 ============

Transactions in dollars for the year ended December 31, 1996 were:

Shares Purchased                         $ 937,186,144
Purchased through Dividend Reinvestment        782,882
                                         -------------
Total Purchased                            937,969,026
Shares Redeemed                           (838,378,773)
                                         -------------
Net Shares Purchased/(Redeemed)          $  99,590,253
                                         =============

                               RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

7. NET ASSETS

At December 30, 1996

Paid-In-Capital                            $99,590,253
Overdistribution of Net Investment Income      (20,299)
                                           -----------
Net Assets                                 $99,569,954
                                           ===========

                           The First Family of Funds
                           Designed for Professional
                                Money Managers

                        Institutional Money Market Fund



                              RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                        (301) 468-8520  (800) 820-0888







                                 [RYDEX LOGO]


                              SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996



                        Institutional Money Market Fund